UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 13(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the distribution period from
December 1, 2010  to       June 1, 2011

             Commission File Number of Issuing entity:                                                                            811-21956

        CORTS TRUST V FOR IBM DEBENTURES
(Exact name of issuing entity as specified in its charter)

             Commission File Number of depositor:                                                                                 333-133978

                    Structured Products Corp.
(Exact name of depositor as specified in its charter)

                    Structured Products Corp.
(Exact name of sponsor as specified in its charter)

                                                      Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)

13-3692801

____________________________________
(I.R.S. Employer Identification No.)

                                390 Greenwich St.
                                           New York, NY                                                                                                               10013
             (Address of principal executive offices of issuing entity)                                                                     (Zip Code)

                   (212) 723-4070
(Telephone number, including area code)

                                     No Change
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
CorTS Trust V FOR IBM Debentures			☒

Has the registrant (1) filed all reports required to be filed by Section 13 or 15(d) of the Securities and Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days?YES        ☒      NO  _________

PART I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

The response to Item 1. is set forth in part herein and in part in Exhibit 99.1. Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.1 is included in the Prospectus Supplement, dated September 22, 2006, relating to the 6.40% Corporate-Backed Trust Securities (CorTS) Certificates (the “CorTS”) and the related Prospectus, dated September 19, 2006 (collectively, the “Prospectus”), of CorTS Trust V for IBM Debentures (the “Issuing Entity”) filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933.

The CorTS were offered under the Prospectus.

PART II - OTHER INFORMATION

        ITEM 2 - LEGAL PROCEEDINGS

Nothing to report.

ITEM 3 - SALES OF SECURITIES AND USE OF PROCEEDS.

Nothing to report.

ITEM 4 - DEFAULTS UPON SENIOR SECURITIES.

Nothing to report.

ITEM 5 - SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Nothing to report.

ITEM 6 - SIGNIFICANT OBLIGORS OF POOL ASSETS.

The issuer of the underlying securities, or guarantor thereof, or successor thereto, as applicable, is subject to the information reporting requirements of the Securities Exchange Act of 1934, as amended  (the “Exchange Act”).  Periodic reports and other information required to be filed pursuant to the Exchange Act, by the issuer of the underlying securities, or guarantor thereof, or successor thereto, as applicable, maybe inspected and copied at the public reference facilities maintained by the Securities and Exchange Commission (the “Commission”) at 450 Fifth Street, N.W.,  Washington, D.C.  20549.  The Commission also maintains a site on the World Wide Web at “http://www.sec.gov” at which users can view and download copies of reports, proxy and information statements and other information filed electronically through the Electronic Data Gathering, Analysis and Retrieval system.  Neither Structured Products Corp. nor the trustee has participated in the preparation of such reporting documents, or made any due diligence investigation with respect to the information provided therein. Neither Structured Products Corp. nor the trustee has verified the accuracy or completeness of such documents or reports. There can be no assurance that events affecting the issuer of the underlying securities, or guarantor thereof, or successor thereto, as applicable, or the underlying securities have not occurred or have not yet been publicly disclosed which would affect the accuracy or completeness of the publicly available documents described above.

Underlying Securities Issuer(s) or Guarantor, or successor thereto	Exchange Act File Number
International Business Machines Corporation	001-02360

        ITEM 7 - SIGNIFICANT ENHANCEMENT PROVIDER INFORMATION.

Inapplicable.

ITEM 8 - OTHER INFORMATION.

Nothing to report.

ITEM 9 - EXHIBITS

(a) Documents filed as part of this report.

Exhibit 99.1 June 2011 Statement to Certificateholders

(b) Exhibits required by Form 10-D and Item 601 of Regulation S-K.

Exhibit 99.1 June 2011 Statement to Certificateholders.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Structured Products Corp.
(Registrant)

Date:           June 1, 2011

By: /s/ Stanley Louie
________________________________
Name: Stanley Louie
Title: Vice President, Finance Officer

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 99.1	Distribution Statement

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 99.1	Distribution Statement

Exhibit 99.1

To the Holders of:
CorTS Trust V for IBM Debentures
6.40% Corporate-Backed Trust Securities (CorTS) Certificates
*CUSIP:	12618Y203	CorTS ® Callable Trust Certificates (“CorTS”)
*CUSIP:	12618YAA2	I/O Certificates

U.S. Bank Trust National Association, as Trustee for the CorTS Trust V for IBM Debentures, hereby gives notice with respect to the Distribution Date of June 1, 2011 (the “Distribution Date”) as follows:

1.
The amount of the distribution payable to the Certificateholders on the Distribution Date allocable to principal and premium, if any, and interest, expressed as a dollar amount per $25 CorTS ® Callable Trust Certificate and per $1,000 notional amount of I/O Certificates, is as set forth below:

Class	Principal	Interest	Total Distribution
CorTS	$0.000000	$0.80000	$0.80000
I/O Certificates	$0.000000	$3.62500	$3.62500

2.	The amount of aggregate interest due and not paid as of the Distribution Date is $0.000000.

3.	No fees have been paid to the Trustee or any other party from the proceeds of the Underlying Securities.

4.
$41,200,000 aggregate principal amount of International Business Machines Corporation 7.125% Debentures due December 1, 2096 CUSIP: 459200AP6 (the “Underlying Securities”) were held for the above trust during the entire period covered by this statement.

5.
At the close of business on the Distribution Date, 1,648,000 CorTS representing $41,200,000 aggregate Certificate Principal Balance and $41,200,000  aggregate Notional Amount of I/O Certificates were outstanding.

U.S. Bank Trust National Association, as Trustee

*The Trustee shall not be held responsible for the selection or use of the CUSIP number nor is any representation made as to its correctness.  It is included for the convenience of the Holders.